First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments
January 31, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (a) — 93.7%
	Brazil — 8.3%
57,300,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/29	$10,227,330
36,700,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/31	6,229,614
33,500,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/33	5,453,105
44,000,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/35	6,978,639
				28,888,688
	Chile — 3.2%
325,000,000	Bonos de la Tesoreria de la Republica en pesos (CLP)	4.50%	03/01/26	372,033
9,545,000,000	Bonos de la Tesoreria de la Republica en pesos (CLP) (b) (c)	4.70%	09/01/30	10,836,323
				11,208,356
	Colombia — 4.7%
8,150,000,000	Colombian TES, Series B (COP)	7.75%	09/18/30	1,822,480
45,440,000,000	Colombian TES, Series B (COP)	7.00%	06/30/32	9,292,332
12,938,000,000	Colombian TES, Series B (COP)	7.25%	10/18/34	2,537,501
12,650,000,000	Colombian TES, Series B (COP)	9.25%	05/28/42	2,667,749
				16,320,062
	Czech Republic — 2.7%
96,430,000	Czech Republic Government Bond (CZK)	5.00%	09/30/30	4,954,289
82,050,000	Czech Republic Government Bond (CZK)	3.50%	05/30/35	3,758,313
23,700,000	Czech Republic Government Bond (CZK)	1.50%	04/24/40	778,437
				9,491,039
	Hungary — 3.2%
1,130,000,000	Hungary Government Bond (HUF)	6.75%	10/22/28	3,568,401
2,383,000,000	Hungary Government Bond (HUF)	7.00%	10/24/35	7,643,264
				11,211,665
	India — 4.7%
802,000,000	India Government Bond (INR)	6.10%	07/12/31	8,537,666
698,820,000	India Government Bond (INR)	7.18%	07/24/37	7,748,908
				16,286,574
	Indonesia — 14.0%
51,993,000,000	Indonesia Treasury Bond (IDR)	8.38%	09/15/26	3,161,088
174,586,000,000	Indonesia Treasury Bond (IDR)	9.00%	03/15/29	11,435,794
187,529,000,000	Indonesia Treasury Bond (IDR)	7.00%	09/15/30	11,697,519
176,003,000,000	Indonesia Treasury Bond (IDR)	8.38%	03/15/34	11,817,943
159,863,000,000	Indonesia Treasury Bond (IDR)	8.25%	05/15/36	10,796,586
				48,908,930
	Israel — 0.2%
500,000	Israel Government Bond - Fixed (ILS)	6.25%	10/30/26	164,405
1,850,000	Israel Government Bond - Fixed (ILS)	3.75%	02/28/29	601,128
				765,533
	Malaysia — 9.9%
19,540,000	Malaysia Government Bond (MYR)	3.89%	08/15/29	5,074,896
21,309,000	Malaysia Government Bond (MYR)	4.50%	04/15/30	5,654,734
65,154,000	Malaysia Government Bond (MYR)	2.63%	04/15/31	15,966,179
22,653,000	Malaysia Government Bond (MYR)	4.64%	11/07/33	6,180,843
5,936,000	Malaysia Government Bond (MYR)	4.76%	04/07/37	1,655,864
				34,532,516
	Mexico — 7.0%
188,580,000	Mexican Bonos, Series M (MXN)	8.50%	05/31/29	10,966,332

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Mexico (Continued)
138,720,000	Mexican Bonos, Series M (MXN)	7.50%	05/26/33	$7,500,966
105,180,000	Mexican Bonos, Series M (MXN)	8.50%	11/18/38	5,774,345
				24,241,643
	Peru — 2.8%
1,400,000	Peru Government Bond (PEN)	6.95%	08/12/31	467,154
29,889,000	Peru Government Bond (PEN)	6.90%	08/12/37	9,360,995
				9,828,149
	Philippines — 1.6%
331,000,000	Philippine Government International Bond (PHP)	6.25%	01/14/36	5,589,485
	Poland — 4.6%
1,016,000	Republic of Poland Government Bond (PLN)	7.50%	07/25/28	311,925
15,109,000	Republic of Poland Government Bond (PLN)	1.75%	04/25/32	3,612,210
40,414,000	Republic of Poland Government Bond (PLN)	6.00%	10/25/33	12,231,918
				16,156,053
	Romania — 3.5%
13,320,000	Romania Government Bond (RON)	8.75%	10/30/28	3,303,259
30,115,000	Romania Government Bond (RON)	6.70%	02/25/32	7,095,261
8,600,000	Romania Government Bond (RON)	4.75%	10/11/34	1,759,869
				12,158,389
	South Africa — 9.6%
25,526,667	Republic of South Africa Government Bond, Series R187 (ZAR)	10.50%	12/21/26	1,620,909
25,526,666	Republic of South Africa Government Bond, Series R188 (ZAR)	10.50%	12/21/27	1,673,101
218,215,000	Republic of South Africa Government Bond (ZAR)	8.25%	03/31/32	13,904,079
161,336,000	Republic of South Africa Government Bond (ZAR)	8.88%	02/28/35	10,535,943
92,580,000	Republic of South Africa Government Bond (ZAR)	8.75%	01/31/44	5,646,213
				33,380,245
	Supranational — 7.6%
100,000,000	African Development Bank (ZAR)	(d)	04/05/46	1,165,440
162,020,000	Asian Development Bank (INR)	6.20%	10/06/26	1,759,671
186,000,000	European Bank for Reconstruction & Development (INR)	6.30%	10/26/27	2,005,130
797,000,000	Inter-American Development Bank (INR)	7.35%	10/06/30	8,743,624
62,000,000	International Bank for Reconstruction & Development (INR)	6.75%	07/13/29	668,602
1,032,500,000	International Bank for Reconstruction & Development (INR)	6.71%	01/21/35	10,827,346
62,500,000	International Finance Corp. (MXN)	(d)	02/22/38	1,196,689
				26,366,502
	Thailand — 4.4%
209,120,000	Thailand Government Bond (THB)	3.35%	06/17/33	7,397,786
221,950,000	Thailand Government Bond (THB)	3.39%	06/17/37	7,927,966
				15,325,752
	Turkiye — 1.7%
11,800,000	Turkiye Government Bond (TRY)	10.60%	02/11/26	269,726

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Turkiye (Continued)
62,000,000	Turkiye Government Bond (TRY)	31.08%	11/08/28	$1,427,292
187,150,000	Turkiye Government Bond (TRY)	26.20%	10/05/33	4,043,992
				5,741,010

	Total Investments — 93.7%			326,400,591
	(Cost $314,538,144)
	Net Other Assets and Liabilities — 6.3%			22,029,768
	Net Assets — 100.0%			$348,430,359
Forward Foreign Currency Contracts at January 31, 2026:

Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 1/31/2026	Sale Value as of 1/31/2026	Unrealized Appreciation (Depreciation)
02/20/2026	JPM	BRL	88,525,000	USD	16,415,993	$16,750,332	$16,415,993	$334,339
02/20/2026	JPM	CLP	760,000,000	USD	856,454	869,582	856,454	13,128
02/20/2026	BNS	COP	5,200,000,000	USD	1,397,286	1,401,540	1,397,286	4,254
02/20/2026	JPM	COP	12,840,000,000	USD	3,441,418	3,460,727	3,441,418	19,309
02/20/2026	BNY	CZK	76,000,000	USD	3,686,893	3,702,020	3,686,893	15,127
02/20/2026	BNY	HUF	930,000,000	USD	2,797,064	2,886,057	2,797,064	88,993
02/20/2026	JPM	INR	155,600,000	USD	1,692,843	1,689,576	1,692,843	(3,267)
02/20/2026	JPM	KRW	20,850,000,000	USD	14,249,563	14,495,608	14,249,563	246,045
02/20/2026	BNY	MXN	181,913,000	USD	10,271,706	10,391,718	10,271,706	120,012
02/20/2026	BNS	PEN	8,300,000	USD	2,469,871	2,462,324	2,469,871	(7,547)
02/20/2026	JPM	PHP	406,200,000	USD	6,853,766	6,895,129	6,853,766	41,363
02/20/2026	BNY	PLN	2,950,000	USD	831,673	830,239	831,673	(1,434)
02/20/2026	BNY	RON	2,400,000	USD	547,685	557,910	547,685	10,225
02/20/2026	BNY	THB	163,550,000	USD	5,237,790	5,204,569	5,237,790	(33,221)
02/20/2026	BNY	TRY	534,000,000	USD	12,082,199	12,104,589	12,082,199	22,390
02/20/2026	JPM	USD	3,214,096	COP	11,970,000,000	3,214,096	3,226,238	(12,142)
02/20/2026	BNY	USD	805,147	CZK	16,700,000	805,147	813,470	(8,323)
02/20/2026	JPM	USD	14,335,642	IDR	242,300,000,000	14,335,642	14,431,873	(96,231)
02/20/2026	BNY	USD	4,101,212	ILS	12,950,000	4,101,212	4,178,430	(77,218)
02/20/2026	JPM	USD	6,491,608	INR	590,600,000	6,491,608	6,413,005	78,603
02/20/2026	BNY	USD	1,623,776	PLN	5,900,000	1,623,776	1,660,477	(36,701)
02/20/2026	BNY	USD	1,571,117	ZAR	25,500,000	1,571,117	1,576,400	(5,283)
02/20/2026	BNY	ZAR	70,300,000	USD	4,265,888	4,345,917	4,265,888	80,029
02/24/2026	BNY	CNH	21,050,000	USD	3,028,575	3,027,878	3,028,575	(697)
Net Unrealized Appreciation (Depreciation)								$791,753

(a)	Principal Value is in local currency in the security description.
(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2026, securities noted as such amounted to $10,836,323 or 3.1%
of net assets.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)	Zero coupon security.

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
BNS	– Bank of Nova Scotia
BNY	– Bank of New York (The)
BRL	– Brazilian Real
CLP	– Chilean Peso
CNH	– Chinese Yuan
CNY	– China Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
EUR	– Euro
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
JPM	– JPMorgan Chase and Co.
KRW	– South Korean Won
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PEN	– Peruvian Nuevo Sol
PHP	– Philippine Peso
PLN	– Polish Zloty
RON	– Romanian New Leu
THB	– Thai Baht
TRY	– Turkish Lira
USD	– United States Dollar
ZAR	– South African Rand

Credit Quality(1)	% of Total Investments
AAA	8.1%
AA	2.9
A	23.9
BBB	39.3
BB	25.8
Total	100.0%

(1)
The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical
rating organization (NRSRO) of the creditworthiness of an
issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D
(lowest). Investment grade is defined as those issuers that
have a long-term credit rating of BBB- or higher. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Currency Exposure Diversification	% of Total Investments (including cash)‡
BRL	13.3%
ZAR	10.9
MXN	10.4
INR	10.3
MYR	10.0
IDR	10.0
THB	6.0
COP	6.0
TRY	5.2
PLN	4.4
KRW	4.2
HUF	4.1
RON	3.7
PHP	3.6
CZK	3.6
PEN	3.6
CLP	3.5
CNH	0.9
EUR	0.0‡‡
CNY	0.0‡‡
ILS	(1.0)
USD	(12.7)
Total	100.0%

‡	The weightings include the impact of currency forwards.
‡‡	Amount is less than 0.1%.

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows:

ASSETS TABLE
	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Foreign Sovereign Bonds and Notes*	$326,400,591	$—	$326,400,591	$—
Forward Foreign Currency Contracts	1,073,817	—	1,073,817	—
Total	$327,474,408	$—	$327,474,408	$—

LIABILITIES TABLE
	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$(282,064)	$—	$(282,064)	$—

*	See Portfolio of Investments for country breakout.